SUMMARY OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss per share, basic	$ (0.10)		$ (2.47)		$ (0.28)
Loss per share, diluted	$ (0.10)		$ (2.47)		$ (0.28)
Net Loss	$ (5,711,222)	[1]	$ (56,006,439)	[2]	$ (4,489,198)	[2]
Non-Controlling Interest	(54,079)	[1]	(206,021)	[2]	(173,959)	[2]
Loss Attributed to Ordinary Shareholders	$ (5,657,143)	[1]	$ (55,800,418)	[2]	$ (4,315,239)	[2]
Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	27,705,227	[1]	16,155,812		16,155,812
Issued in current Year	46,168,557	[1]	11,549,415
Issued at the end of the year	73,873,784	[1]	27,705,227	[1]	16,155,812
Weighted Average	55,501,971	[1]	22,634,366		16,155,812
Diluted (loss) per share:
Share Options and RSUs	1,524,949	[1]	1,511,664		7,138,140

[1]	Restatement as per Note 2
[2]	Restatement details in Note 2